SHORT-TERM AND LONG-TERM BORROWINGS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Short-term and long-term borrowings
Short-term borrowings	$ 25,951	¥ 168,844	¥ 70,036
Long-term borrowings	$ 44	289	1,762
Loan I
Short-term and long-term borrowings
Principal amount		¥ 20,000	¥ 20,000
Interest rate (as a percent)	7.30%	7.30%	7.30%
Short-term borrowings		¥ 1,762	¥ 10,036
Long-term borrowings			1,762
Loan II
Short-term and long-term borrowings
Principal amount			¥ 30,000
Interest rate (as a percent)			5.30%
Short-term borrowings			¥ 30,000
Loan III
Short-term and long-term borrowings
Principal amount			¥ 65,000
Interest rate (as a percent)			6.50%
Short-term borrowings			¥ 30,000
Loan IV
Short-term and long-term borrowings
Principal amount		¥ 50,000
Interest rate (as a percent)	6.90%	6.90%
Short-term borrowings		¥ 32,500
Loan V
Short-term and long-term borrowings
Principal amount		12,000
Short-term borrowings		3,528
Long-term borrowings		¥ 289
Loan V | PBOC
Short-term and long-term borrowings
Interest rate (as a percent)	0.54%	0.54%
Basis spread on variable rate (as a percent)	0.54%
Loan VI
Short-term and long-term borrowings
Principal amount		¥ 30,000
Interest rate (as a percent)	5.70%	5.70%
Short-term borrowings		¥ 29,470
Loan VII
Short-term and long-term borrowings
Principal amount		¥ 45,000
Interest rate (as a percent)	6.90%	6.90%
Short-term borrowings		¥ 42,750
Loan VIII
Short-term and long-term borrowings
Principal amount		¥ 60,000
Interest rate (as a percent)	5.70%	5.70%
Short-term borrowings		¥ 58,834
Credit facility expire on December 22, 2017
Short-term and long-term borrowings
Term of the loan	1 year
Maximum borrowing capacity		100,000
Time deposit | Loan I
Short-term and long-term borrowings
Collateral amount		1,000
Time deposit | Loan IV
Short-term and long-term borrowings
Collateral amount		2,500
Time deposit | Loan V
Short-term and long-term borrowings
Collateral amount		600
Financing receivables | Loan I
Short-term and long-term borrowings
Collateral amount		1,400
Financing receivables | Loan IV
Short-term and long-term borrowings
Collateral amount		24,200
Financing receivables | Loan V
Short-term and long-term borrowings
Collateral amount		3,900
Financing receivables | Loan VI
Short-term and long-term borrowings
Collateral amount		3,100
Financing receivables | Loan VII
Short-term and long-term borrowings
Collateral amount		37,100
Financing receivables | Loan VIII
Short-term and long-term borrowings
Collateral amount		¥ 6,100